LOSS PER SHARE	12 Months Ended
Dec. 31, 2016
LOSS PER SHARE
LOSS PER SHARE

23.LOSS PER SHARE

Basic and diluted loss per share for each of the periods presented are calculated as follows:

	For the Year Ended December 31,
	2014	2015	2016
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Numerator:
Net loss attributable to ordinary shareholders:	(6,841)	(88,691)	(913,477)	(131,568)

Denominator:
Number of shares outstanding, opening	373,380,252	413,147,475	400,165,607	400,165,607
Weighted average number of shares issued	53,904,519	1,423,986	20,702,130	20,702,130
Weighted average number of shares repurchased	(23,882,843)	(7,421,952)	(12,678,015)	(12,678,015)

Weighted-average number of shares outstanding — Basic	403,401,928	407,149,509	408,189,722	408,189,722

Weighted-average number of shares outstanding — Diluted	403,401,928	407,149,509	408,189,722	408,189,722

Loss per share
-Basic	(0.02)	(0.22)	(2.24)	(0.32)
-Diluted	(0.02)	(0.22)	(2.24)	(0.32)

The effects of share options have been excluded from the computation of diluted loss per share for the years ended December 31, 2014, 2015 and 2016 as their effects would be anti-dilutive.

During 2014, the Company reissued 31,379,008 treasury stock to its share depositary bank which will be used to settle stock option awards upon their exercise. During 2015, the Company reissued 163,904 treasury stock to its share depositary bank which will be used to settle stock option awards upon their exercise. During 2016, the Company issued 23,000,000 treasury stock to its share depositary bank which will be used to settle stock option awards upon their exercise. No consideration was received by the Company for this issuance of ordinary shares. These ordinary shares are legally issued and outstanding but are treated as escrowed shares for accounting purposes and therefore, have been excluded from the computation of loss per share. Any ordinary shares not used in the settlement of stock option awards will be returned to the Company.

During 2016, treasury stock was used to settle the exercise of 1,325,241 share options and 33,762,181 shares of restricted shares vested, respectively (2015: exercise of share options 8,776,032 and restricted shares vested 9,291,500, 2014: nil).